ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

7.	ACCRUED LIABILITIES

The following table sets forth the components of the Company’s accrued liabilities at June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020

Executive and employee compensation	$1,695,020	$1,642,959
Interest on convertible notes and promissory notes	107,391	135,980
Other accrued expenses and liabilities	37,633	15,293
Total accrued liabilities	$1,840,043	$1,794,232